Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of Income (Loss) Before Provision for Income Taxes
Income (loss) before provision for income taxes consisted of the following (in thousands):

	Year Ended December 31,
	2022	2021
Domestic	$2,221	$33,191
Foreign	(509)	(286)

Income before provision for income taxes	$1,712	$32,905

Schedule of Income Tax Provision
The income tax provision for the year ended December 31, 2022 and 2021 consists of the following:

	Year Ended December 31,
	2022	2021
Current income tax provision (benefit):
Federal	$749	$—
State and Local	377	286
Foreign	5	—

Total current expense (benefit):	1,131	286
Deferred income tax provision (benefit):
Federal	(714)	—
State and Local	(29)	—
Foreign	—	—

Total deferred expense (benefit):	(743)	—

Total income tax provision (benefit)	$388	$286

Schedule of Reconciliation of the Federal Income Tax Rate to the Company Effective Tax Rate
A reconciliation of the federal income tax rate to the Company’s effective tax rate for the year ended December 31, 2022 and 2021 is as follows:

	Year Ended December 31,
	2022	2021
Statutory federal income tax rate	21.00%	21.00%
State taxes, net of federal benefit	18.20%	0.87%
Nontaxable partnership income	-41.39%	-21.00%
Foreign rate differential	-2.71%	0.00%
Change in valuation allowance	27.55%	0.00%

	22.65%	0.87%

Schedule of Deferred Tax Assets and Liabilities
The Company’s net deferred tax assets (liabilities) as of December
31
,
2022
and
2021
is as follows:

	Year Ended December 31,
	2022	2021
Deferred tax assets:
Outside basis difference in partnership	$1,173	$—
Net operating loss carryforwards	164	—
Intangibles	978	—

Total deferred tax assets	$2,315	$—

Valuation allowance	(477)	—

Deferred tax assets, net of allowance	$1,838	$—